Consolidated Statements of Financial Position - USD ($) $ in Thousands	May 31, 2021	Aug. 31, 2020
Current
Cash	$ 8,989	$ 1,308
Amounts receivable	251	218
Prepaid expenses	240	385
Total current assets	9,480	1,911
Performance bonds and other assets	167	108
Mineral Properties and Exploration Assets	44,414	34,939
Property, plant and equipment	436	457
Total assets	54,497	37,415
Current
Accounts payable and other liabilities	1,449	1,412
Loan payable	1,300
Bank advisory fees payable		2,890
Total current liabilities	2,749	4,302
Loan payable	9,791	19,337
Convertible notes	18,909	17,212
Share based liabilities	1,655	509
Lease liability	167	198
Total liabilities	33,271	41,558
SHAREHOLDERS' EQUITY
Share capital	888,123	861,890
Contributed surplus	29,663	28,278
Accumulated other comprehensive loss	(157,994)	(164,124)
Deficit	(755,335)	(746,313)
Total shareholders' equity (deficit) attributable to shareholders of Platinum Group Metals Ltd.	4,457	(20,269)
Non-controlling interest	16,769	16,126
Total shareholders' equity (deficit)	21,226	(4,143)
Total liabilities and shareholders' equity	$ 54,497	$ 37,415